Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 11, 2023
Entity Registrant Name	dei_EntityRegistrantName	Milliman Variable Insurance Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001844255
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 11, 2023
Document Effective Date	dei_DocumentEffectiveDate	Sep. 11, 2023
Prospectus Date	rr_ProspectusDate	Apr. 28, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Milliman Variable Insurance Trust

(the “Trust”)

Supplement dated September 11, 2023 to the Prospectus dated April 28, 2023 for the following series of the Trust

(each, a “Fund,” and collectively, the “Funds”):

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/Sep

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Mar/Sep

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Mar/Sep

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Sep

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Sep

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Sep

The below tables replace the corresponding tables included in the “Fund Summaries” section of the prospectus for each Fund:

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Mar/Sep
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Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
1.	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/Sep

Share Class	Par Up Rate* (As of September 11, 2023)
Prior to Taking into Account Fund Fees and Expenses
Class 3	70.83%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Mar/Sep
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Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
2.	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Mar/Sep

Share Class	Par Up Rate* (As of September 11, 2023)
Prior to Taking into Account Fund Fees and Expenses
Class 3	75%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Mar/Sep
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Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
3.	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Mar/Sep

Share Class	Trigger Rate (As of September 11, 2023)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	5.43%	4.91%

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Sep
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Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
4.	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Sep

Share Class	Spread (As of September 11, 2023)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	1.59%	2.58%

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Sep
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Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
5.	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Sep

Share Class	Par Up Rate* (As of September 11, 2023)
Prior to Taking into Account Fund Fees and Expenses
Class 3	81.82%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Sep
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Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
6.	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Sep

Share Class	Cumulative Index Cap* (As of September 11, 2023)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	11.80%	10.70%

*	The Cumulative Index Cap represents the aggregation of the S&P 500 Index Cap and the Secondary Index Cap, with each comprising 50% of the amount specified.

Investors should retain this supplement for future reference.